Commitments and contingencies - Contingencies (Details) BRL in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 BRL	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cables Business
Contingencies - Regulatory, Compliance and Legal
Litigation settlement amount	BRL 1.5	$ 1
Contingencies for regulatory, compliance and legal matters
Contingencies - Regulatory, Compliance and Legal
Accrued loss contingency related to regulatory compliance and legal contingencies			$ 150	$ 160